15. Other Operating Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Visa debit card income	$ 4,145	$ 3,911	$ 3,757
Bank owned life insurance income	383	384	400
Gain (loss) on sale of premises and equipment	(239)	544	(32)
Other	1,320	1,354	1,175
Miscellaneous non-interest income	5,609	6,193	5,300
ATM expense	579	542	673
Consulting	972	1,012	785
Data processing	616	466	426
Deposit program expense	515	586	539
Dues and subscriptions	421	421	354
FHLB advance prepayment penalty	0	0	508
Internet banking expense	681	603	720
Office supplies	467	503	517
Telephone	802	678	855
Other	2,921	2,834	2,540
Other non-interest expense	$ 7,974	$ 7,645	$ 7,917